Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash Flows From Operating Activities
Net loss	$ (21,112,400)	$ (18,198,674)
Adjustments to reconcile net loss to net cash used in operating activities:
Share based compensation	3,186,638	8,267,387
Depreciation and amortization	661,942	135,276
Bad debt expense	95,340
Inventory write down	13,301
Accretion expense	132,963	59,792
Government grant		(88,674)
Change in fair value of convertible debt	87,000
Debt forgiveness	(48,735)
Changes in operating assets and liabilities:
Trade receivables. net	(85,689)	(148,110)
Inventories	(342,056)	(7,155)
Prepaid expenses and other assets	(107,528)	151,743
Accounts payable and accrued liabilities	235,566	(228,827)
Net cash used in operating activities	(17,283,658)	(10,057,242)
Cash Flows From Investing Activities
Purchase of intangible asset	(600,000)
Purchase of property and equipment	(1,037,033)	(643,637)
Net cash used in investing activities	(1,637,033)	(643,637)
Cash Flows From Financing Activities
Sale of ordinary shares	1,893,196	23,865,890
Warrant exercise proceeds		382,500
Proceeds from convertible debt	10,120,000
Payments on silent partnerships	(772,423)	(107,027)
Payments on silent partnerships - related party	(162,450)
Payment of lease obligations	(317,437)	(88,432)
Net cash provided by financing activities	10,760,886	24,052,931
Effect of changes in exchange rates	338,411	(72,976)
Net change in cash	(7,821,394)	13,279,076
Cash at beginning of period	17,141,775	8,727,542
Cash at end of period	9,320,381	22,006,618
Non-Cash Investing and Financing Activities
Right of use asset additions	1,009,638	949,277
Ordinary shares issued for acquisition of intangible asset	3,271,828
Issuance of ordinary shares for cashless exercise of warrants	15,465	52,258
Issuance of ordinary shares for conversion of debt	3,000,000
Supplemental Cash Flow Information
Interest expense paid	153,580	67,989
Income tax paid